Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of Inventory

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Wireless devices and accessories	189	199
Merchandise and other	250	228
Total inventory	439	427